Offerings shares in Thousands	Jun. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, Kura Oncology, Inc. Amended and Restated 2014 Equity Incentive Plan
Amount Registered | shares	6,500
Proposed Maximum Offering Price per Unit	8.8
Maximum Aggregate Offering Price	$ 57,200,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,899.32
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Common Stock (“Common Stock”) that become issuable under the Kura Oncology, Inc. Amended and Restated 2014 Equity Incentive Plan (the “2014 Plan”) and the Kura Oncology, Inc. Amended and Restated 2015 Employee Stock Purchase Plan (the “2015 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.
(2)
Represents shares of Common Stock that were added to the shares authorized for issuance under the 2014 Plan on June 4, 2026 pursuant to stockholder approval of an amendment to the 2014 Plan.
(3)
Estimate is made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Common Stock on June 3, 2026, as reported on the Nasdaq Global Select Market.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, Kura Oncology, Inc. Amended and Restated 2015 Employee Stock Purchase Plan
Amount Registered | shares	2,500
Proposed Maximum Offering Price per Unit	7.48
Maximum Aggregate Offering Price	$ 18,700,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,582.47
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Common Stock (“Common Stock”) that become issuable under the Kura Oncology, Inc. Amended and Restated 2014 Equity Incentive Plan (the “2014 Plan”) and the Kura Oncology, Inc. Amended and Restated 2015 Employee Stock Purchase Plan (the “2015 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.
(4)
Represents shares of Common Stock that were added to the shares authorized for issuance under the 2015 ESPP on June 4, 2026 pursuant to stockholder approval of an amendment to the 2015 ESPP.
(5)
Estimate is made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Common Stock on June 3, 2026, as reported on the Nasdaq Global Select Market, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2015 ESPP.